Acquisition of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition Of A Subsidiarytext Block [Abstract]
Schedule of goodwill
	Book value	Fair value recognized on acquisition
	USD ‘000	USD ‘000
Assets
Insurance receivables and other assets	184	143
Bank Balances	6,054	6,054
	6,238	6,197
Liabilities
Insurance payables and other liabilities	(38)	(38)
	(38)	(38)
Total identifiable net assets at fair value	6,200	6,159
Goodwill arising on acquisition		41
Purchase consideration transferred		6,200

Schedule of goodwill
2021
USD ‘000
Balance at the beginning of the year	—
Goodwill arising from acquisition of a subsidiary	41
Impairment loss (note 22)	(41)
Balance at the end of the year	—

Schedule of cash flows on acquisition
USD ‘000
Net cash acquired with the subsidiary	6,054
Cash paid	(6,200)
Net cash flow on acquisition	(146)